Shareholder Report, Average Annual Return (Details) 197190_Pacer Trendpilot International ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	84 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer Trendpilot® International ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Trendpilot® International ETF NAV
Average Annual Return, Percent	30.33%	6.37%	6.66%
Pacer Trendpilot International Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Trendpilot® International Index
Average Annual Return, Percent	31.01%	7.39%	7.75%
MSCI Word Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Word Index
Average Annual Return, Percent	29.16%	11.29%	13.33%
S&P Developed ex-U.S. Large Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. Large Cap Index
Average Annual Return, Percent	33.47%	10.45%	11.38%